SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Franklin Money Fund covers the period ended June 30, 2001.

The combination of lower stock prices and higher short-term interest rates in early 2000 contributed to a sharp deceleration in the U.S. economy's growth during the 12 months under review. The unprecedented rise in Y2K and Internet-related spending that propelled stock prices and fueled consumer spending in the past few years began to unwind in June 2000. As a result, growth in gross domestic product (GDP), the country's broadest gauge of economic vibrancy, slowed dramatically from a 5.2% annualized pace in the first half of 2000 to a 1.6% annual rate in the second half of the year.


1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 5.


CONTENTS

Shareholder Letter .......................................................     1

Performance Summary ......................................................     3

Financial Highlights & Statement of Investments ..........................     4

Financial Statements .....................................................     6

Notes to Financial Statements ............................................     9

Independent Auditors' Report .............................................    11


FUND CATEGORY
[PYRAMID GRAPHIC]

As the year 2000 ended, it became apparent that economic growth was decelerating too quickly, potentially shutting down the longest expansion in U.S. history.

In response to deteriorating economic activity, the Federal Reserve Board (the
Fed) began aggressively lowering short-term interest rates to stimulate economic growth. The Fed lowered rates six times during the period, for a total of 275 basis points (2.75%), bringing the federal funds target rate from 6.50% to 3.75% by June 30, 2001. Despite the Fed's aggressive actions, GDP growth for first quarter 2001 further decelerated to a 1.3% annualized rate.

The economy ended the year under review on a very weak note and appeared to be walking a fine line between a soft landing and a recession. In response to slowing demand, manufacturing activity contracted, and businesses continued cuts in capital spending while initiating layoffs. Thus far, consumer spending held up relatively well as evidenced by higher than expected demand for housing and automobiles. However, lower stock prices, continued corporate layoffs and higher energy and electricity prices suggest the possibility of a further downshift in overall consumer spending.

In recognition of the dramatic economic slowdown and likelihood of lower interest rates, we began extending the Fund's weighted average maturity in late 2000 and maintained a relatively longer than normal maturity through the end of the period. By locking in higher rates for longer periods, the Fund sought to maximize its performance despite the declining interest rate environment. Reflecting the 275 basis points decrease in the federal funds target rate over the past fiscal year, the Fund's seven-day effective yield declined from 6.11% on June 30, 2000, to 3.75% on June 30, 2001.

While we believe that the Fed is nearing the end of their easing mode, the U.S. economy remains fragile. Therefore, the Fed may cut rates further until an economic recovery is more clearly in sight. We believe that the Fed's aggressive easing, combined with lower income tax rates, should stimulate economic growth later in 2001. As signs of economic growth become more evident, we believe short-term rates should gradually begin to rise again.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ CHARLES B. JOHNSON

Charles B. Johnson
Chairman
Franklin Money Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
6/30/01
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 3.75%

Seven-day annualized yield                                                 3.68%

*The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period ended 6/30/01. The Fund's average weighted maturity was 73 days. Yield reflects fluctuations in interest rates on portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

FRANKLIN MONEY FUND
Financial Highlights

                                                                                       YEAR ENDED JUNE 30,
                                                             -----------------------------------------------------------------------
                                                                2001           2000           1999           1998           1997
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             -----------------------------------------------------------------------
Income from investment operations - net investment income          .054           .052           .046           .050           .048
Less distributions from net investment income ...........         (.054)         (.052)         (.046)         (.050)         (.048)
                                                             -----------------------------------------------------------------------
Net asset value, end of year ............................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             =======================================================================
Total return(a) .........................................          5.59%          5.29%          4.66%          5.10%          4.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $2,255,111     $2,437,183     $1,969,264     $1,722,424     $1,498,238
Ratios to average net assets:
 Expenses(b) ............................................           .62%           .61%           .67%           .68%           .73%
 Expenses excluding waiver and payments by affiliate(b) .           .63%           .62%           .67%           .69%           .74%
 Net investment income ..................................          5.51%          5.17%          4.54%          4.99%          4.78%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


4                      See notes to financial statements.

FRANKLIN MONEY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                 SHARES            VALUE
---------------------------------------------------------------------------------------------
MUTUAL FUNDS 98.5%
The Money Market Portfolio (Note 1) (COST $2,220,923,152)    2,220,923,152    $2,220,923,152
OTHER ASSETS, LESS LIABILITIES 1.5% .....................                         34,188,005
                                                                              ---------------
NET ASSETS 100.0% .......................................                     $2,255,111,157
                                                                              ===============

                       See notes to financial statements.                      5

FRANKLIN MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001

Assets:
 Investments in securities, at value and cost ...............    $2,220,923,152
 Receivables from capital shares sold .......................        63,335,360
                                                                 ---------------
      Total assets ..........................................     2,284,258,512
                                                                 ---------------
Liabilities:
 Payables:
  Capital shares redeemed ...................................        21,695,628
  Affiliates ................................................           778,555
  Shareholders ..............................................         5,939,151
 Other liabilities ..........................................           734,021
                                                                 ---------------
      Total liabilities .....................................        29,147,355
                                                                 ---------------
 Net assets, at value .......................................    $2,255,111,157
                                                                 ===============
 Shares outstanding .........................................     2,255,111,157
                                                                 ===============
 Net asset value per share(a) ...............................    $         1.00
                                                                 ===============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


6                      See notes to financial statements.

FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

Investment income:
 Dividends ....................................................    $152,233,372
                                                                   -------------
Expenses:
 Administrative fees (Note 3) .................................       7,371,139
 Transfer agent fees (Note 3) .................................       3,904,844
 Reports to shareholders ......................................         137,119
 Registration and filing fees .................................         230,202
 Professional fees ............................................          78,347
 Directors' fees and expenses .................................          87,393
 Other ........................................................          50,491
                                                                   -------------
      Total expenses ..........................................      11,859,535
                                                                   -------------
       Net investment income ..................................     140,373,837
                                                                   -------------
Net increase in net assets resulting from operations ..........    $140,373,837
                                                                   =============

                       See notes to financial statements.                      7

FRANKLIN MONEY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                                                                   2001              2000
                                                                                             ---------------------------------
Increase (decrease) in net assets:
 Operations:
      Net investment income .............................................................    $  140,373,837    $  135,341,956
 Distributions to shareholders from net investment income ...............................      (140,373,837)     (135,341,956)
 Capital share transactions (Note 2) ....................................................      (182,072,175)      467,919,136
                                                                                             ---------------------------------
      Net increase (decrease) in net assets .............................................      (182,072,175)      467,919,136
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ......................................................................     2,437,183,332     1,969,264,196
                                                                                             ---------------------------------
 End of year ............................................................................    $2,255,111,157    $2,437,183,332
                                                                                             =================================

8                      See notes to financial statements.

FRANKLIN MONEY FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2001, the Fund owns 49.45% of the Portfolio.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are either reinvested in additional shares of the Fund or distributed monthly.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN MONEY FUND
Notes to Financial Statements (continued)

2. CAPITAL STOCK

At June 30, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                  YEAR ENDED JUNE 30,
                                        ----------------------------------------
                                              2001                   2000
                                        ----------------------------------------
Shares sold ........................    $ 23,790,182,841       $ 42,097,527,229
Shares issued in
 reinvestment of
 distributions .....................         140,326,060            135,158,074
Shares redeemed ....................     (24,112,581,076)       (41,764,766,167)
                                        ----------------------------------------
Net increase
 (decrease) ........................    $   (182,072,175)      $    467,919,136
                                        ========================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the net assets of the Fund as follows:

ANNUALIZED
 FEE RATE            DAILY NET ASSETS
--------------------------------------------------------------------------------
  0.455%             First $100 million
  0.330%             Over $100 million, up to and including $250 million
  0.280%             Over $250 million

Distributors received contingent deferred sales charges for the year of $5,686,002.

The Fund paid transfer agent fees of $3,904,844 of which $2,895,381 was paid to Investor Services.

4. INCOME TAXES

At June 30, 2001, the Fund had tax basis capital losses of $4,038 which may be carried over to offset future capital gains. Such losses expire in 2002.

FRANKLIN MONEY FUND
Independent Auditors' Report


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Money Fund (the "Fund") at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                                       YEAR ENDED JUNE 30,
                                                             -----------------------------------------------------------------------
                                                                2001           2000           1999           1998           1997
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             -----------------------------------------------------------------------
Income from investment operations - net investment income          .059           .056           .051           .055           .053
Less distributions from net investment income ...........         (.059)         (.056)         (.051)         (.055)         (.053)
                                                             -----------------------------------------------------------------------
Net asset value, end of year ............................    $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                             =======================================================================

Total return(a) .........................................          6.08%          5.75%          5.18%          5.64%          5.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $4,490,919     $4,144,043     $3,672,404     $2,043,629     $1,773,546
Ratios to average net assets:
 Expenses ...............................................           .15%           .15%           .15%           .15%           .15%
 Expenses excluding waiver and payments by affiliate ....           .16%           .16%           .15%           .16%           .16%
 Net investment income ..................................          5.91%          5.65%          5.04%          5.50%          5.34%

(a) Total return is not annualized for periods less than one year.


12                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                           PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 2.2%
   Bank of America NT & SA, 3.62%, 8/30/01 - 8/31/01 (COST $100,000,000) ...........    $  100,000,000    $  100,000,000
                                                                                                          --------------
   BANKERS ACCEPTANCE .2%
   Toronto Dominion Bank, New York Branch, 8/22/01 (COST $10,922,144) ..............        11,000,000        10,922,144
                                                                                                          ---------------
   CERTIFICATES OF DEPOSIT 43.5%
   ABN AMRO Bank NV, Chicago Branch, 3.97% - 6.36%, 7/16/01 - 12/6/01 ..............       125,000,000       125,002,165
   Australia & New Zealand Banking Group Ltd., New York Branch, 3.65%, 8/27/01 .....        25,000,000        25,000,393
   Bank of Montreal, Chicago Branch, 3.65%, 2/20/02 ................................        50,000,000        50,003,171
   Bank of Nova Scotia, Portland Branch, 4.02%, 7/23/01 - 7/27/01 ..................       125,000,000       125,000,000
   Banque Nationale De Paris, New York Branch, 3.93%, 8/01/01 - 8/6/01 .............       150,000,000       150,000,000
   Barclays Bank PLC, New York Branch, 4.41 - 4.85%, 3/04/02 - 4/16/02 .............       150,000,000       149,998,124
   Commerzbank AG, New York Branch, 3.77% - 4.04%, 7/16/01 - 8/28/01 ...............       100,000,000       100,001,120
   Credit Agricole, New York Branch, 4.52% - 7.06%, 7/20/01 - 9/21/01 ..............        53,000,000        52,999,911
   Den Danske Bank AS, New York Branch, 3.65% - 3.81%, 8/23/01 - 8/29/01 ...........        50,000,000        50,000,772
   Deutsche Bank AG, New York Branch, 4.83% - 5.20%, 9/12/01 - 1/30/02 .............       125,000,000       125,006,683
   Dexia Bank, New York Branch, 3.84% - 7.045%, 7/20/01 - 5/23/02 ..................       125,000,000       125,004,943
   Dresdner Bank AG, New York Branch, 3.96%, 7/17/01 - 7/18/01 .....................        50,000,000        50,000,227
   Lloyds Bank PLC, New York Branch, 4.70%, 7/09/01 ................................        25,000,000        25,000,000
   National Westminster Bank PLC, New York Branch, 4.605% - 4.83%, 9/04/01 - 9/28/01       100,000,000       100,002,089
   Rabobank Nederland NV, New York Branch, 5.20% - 6.94%, 7/05/01 - 1/30/02 ........       150,000,000       150,004,798
   Royal Bank of Canada, New York Branch, 4.025% - 6.685%, 10/09/01 - 7/02/02 ......        75,000,000        75,005,520
   Societe Generale, New York Branch, 3.84%, 8/07/01 - 8/10/01 .....................       100,000,000       100,000,000
   Svenska Handelsbanken, New York Branch, 4.03% - 4.95%, 7/18/01 - 8/24/01 ........       125,000,000       125,001,339
   Toronto Dominion Bank, New York Branch, 3.59% - 3.96%, 7/24/01 - 9/24/01 ........       150,000,000       150,001,012
   UBS AG, Connecticut Branch, 6.20%, 12/11/01 .....................................        50,000,000        49,995,741
   Westpac Banking Corp., New York Branch, 4.57%, 10/03/01 .........................        50,000,000        50,001,914
                                                                                                          ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,953,029,922) .............................                       1,953,029,922
                                                                                                          ---------------
(a)COMMERCIAL PAPER 44.4%
   Abbey National North America Corp., 3.70% - 5.06%, 7/30/01 - 2/15/02 ............       150,000,000       148,029,042
   ABN AMRO North American Finance Inc., 4.90%, 8/06/01 ............................        25,000,000        24,877,500
   American Express Credit Corp., 3.88%, 7/30/01 ...................................        25,000,000        24,921,861
   Asset Securitization Cooperative Corp., 144A, 3.53% - 3.65%, 9/05/01 - 9/10/01 ..       150,000,000       148,995,675
   Bayerische Landesbank, 3.97%, 7/11/01 - 7/12/01 .................................       100,000,000        99,884,208
   Bellsouth Corp., 144A, 3.78%, 8/16/01 ...........................................        50,000,000        49,758,500
   Canadian Imperial Holdings Inc., 3.785%, 8/07/01 - 8/10/01 ......................        75,000,000        74,695,097
   Ciesco LP, 3.64%, 8/27/01 .......................................................        25,000,000        24,855,917
   Commerzbank U.S. Finance Inc., 3.59%, 9/07/01 - 9/25/01 .........................        64,720,000        64,191,377
   Den Danske Corp., 3.785%, 8/14/01 - 8/15/01 .....................................       100,000,000        99,532,132
   Deutsche Bank Financial Inc., 4.54%, 9/17/01 ....................................        25,000,000        24,754,083
   Dupont De Nemours & Co., 3.82%, 8/17/01 .........................................        24,875,319        24,875,319
   General Electric Capital Corp., 3.68% - 6.32%, 7/06/01 - 2/11/02 ................       150,000,000       148,213,819
   Halifax PLC, 4.15% - 5.06%, 7/10/01 - 9/21/01 ...................................       125,000,000       124,476,889
   International Lease Finance Corp., 4.12% - 4.22%, 7/02/01 - 7/13/01 .............       200,000,000       199,916,597
   Intrepid Funding Master Trust, 144A, 3.95%, 8/13/01 .............................        50,000,000        49,764,097
   Merrill Lynch & Co. Inc., 4.12%, 7/02/01 ........................................       200,000,000       199,977,111
   Morgan Stanley & Co. Inc., 3.90% - 4.59%, 7/09/01 - 8/22/01 .....................       110,000,000       109,437,300
   National Australia Funding (DE) Inc., 4.12%, 7/02/01 ............................       150,000,000       149,982,833

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)

                                                                                           PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Province of British Columbia, 3.84% - 4.94%, 7/23/01 - 10/31/01 .................    $   31,100,000    $   30,956,140
   Royal Bank of Canada, 3.75% - 4.975%, 8/20/01 - 3/04/02 .........................        55,000,000        54,058,507
   SBC Communications Inc., 144A, 3.95%, 7/19/01 ...................................        25,000,000        24,950,625
   Societe Generale of North America Inc., 3.61% - 3.79%, 8/08/01 - 8/29/01 ........        50,000,000        49,752,076
   Svenska Handelsbanken Inc., 3.87% - 4.75%, 9/05/01 - 11/09/01 ...................        42,500,000        41,995,545
                                                                                                          ---------------
   TOTAL COMMERCIAL PAPER (COST $1,992,852,250) ....................................                       1,992,852,250
                                                                                                          ---------------
   U.S. GOVERNMENT AGENCY SECURITIES 1.7%
   Federal Home Loan Bank, 4.85%, 8/17/01 ..........................................        27,423,000        27,249,359
   Federal Home Loan Mortgage Corp., 3.55%, 3/28/02 ................................        50,000,000        48,668,750
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $75,918,109) ......................                          75,918,109
                                                                                                          ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,132,722,425) ............                       4,132,722,425
                                                                                                          ---------------
(b)REPURCHASE AGREEMENTS 8.5%
   Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $106,284,974) .............       106,250,000       106,250,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley and Co. Inc., 3.93%, 7/02/01 (Maturity Value $106,284,797) .......       106,250,000       106,250,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 4.125%, 7/02/01 (Maturity Value $170,058,437) ..................       170,000,000       170,000,000
    Collateralized by U.S. Government Agencies Notes
                                                                                                          ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $382,500,000) .................................                         382,500,000
                                                                                                          ---------------
   TOTAL INVESTMENTS (COST $4,515,222,425) 100.5% ..................................                       4,515,222,425
   OTHER ASSETS, LESS LIABILITIES (.5)% ............................................                         (24,303,198)
                                                                                                          ---------------
   NET ASSETS 100.0% ...............................................................                      $4,490,919,227
                                                                                                          ===============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b) See note 1(b) regarding repurchase agreements.


14                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                    YEAR ENDED JUNE 30,
                                                             -----------------------------------------------------------------
                                                               2001          2000          1999          1998          1997
                                                             -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                             -----------------------------------------------------------------
Income from investment operations - net investment income        .056          .054          .049          .054          .052
Less distributions from net investment income ...........       (.056)        (.054)        (.049)        (.054)        (.052)
                                                             -----------------------------------------------------------------
Net asset value, end of year ............................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                             =================================================================

Total return(a) .........................................        5.75%         5.48%         4.97%         5.53%         5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................    $186,718      $221,993      $258,458      $263,226      $285,629
Ratios to average net assets:
 Expenses ...............................................         .15%          .15%          .15%          .15%          .15%
 Expenses excluding waiver and payments by affiliate ....         .16%          .16%          .15%          .16%          .16%
 Net investment income ..................................        5.63%         5.36%         4.84%         5.40%         5.20%

(a) Total return is not annualized for periods less than one year.


                       See notes to financial statements.                     15

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                 PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                           AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 32.5%
   U.S. Treasury Note, 5.50%, 8/31/01 ......................................................    $ 10,000,000    $ 10,007,480
   U.S. Treasury Note, 5.875%, 10/31/01 ....................................................      10,000,000      10,024,724
   U.S. Treasury Note, 5.875%, 11/30/01 ....................................................      10,000,000      10,089,923
   U.S. Treasury Note, 6.25%, 1/31/02 ......................................................      20,000,000      20,273,289
   U.S. Treasury Note, 6.375%, 4/30/02 .....................................................       5,000,000       5,110,913
   U.S. Treasury Note, 6.625%, 5/31/02 .....................................................       5,000,000       5,118,025
                                                                                                                -------------
   TOTAL GOVERNMENT SECURITIES (COST $60,624,354) ..........................................                      60,624,354
                                                                                                                -------------
(a)REPURCHASE AGREEMENTS 67.0%
   ABN AMRO Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) ...............................       8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $38,597,701) ......................      38,585,000      38,585,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) ....................       8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   BMO Nesbitt Burns Corp., 3.97%, 7/02/01 (Maturity Value $8,002,647) .....................       8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 3.90%, 7/02/01 (Maturity Value $8,002,600)       8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 3.93%, 7/02/01 (Maturity Value $38,592,635) ..................      38,580,000      38,580,000
    Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 3.95%, 7/02/01 (Maturity Value $8,002,633) ...................       8,000,000       8,000,000
    Collateralized by U.S. Treasury Bond
   UBS Warburg LLC, 3.95%, 7/02/01 (Maturity Value $8,002,633) .............................       8,000,000       8,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                                -------------
   TOTAL REPURCHASE AGREEMENTS (COST $125,165,000) .........................................                     125,165,000
                                                                                                                -------------
   TOTAL INVESTMENTS (COST $185,789,354) 99.5% .............................................                     185,789,354
   OTHER ASSETS, LESS LIABILITIES .5% ......................................................                         928,775
                                                                                                                -------------
   NET ASSETS 100.0% .......................................................................                    $186,718,129
                                                                                                                =============

(a) See note 1(b) regarding repurchase agreements.


16                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

                                                                     THE U.S.
                                                                    GOVERNMENT
                                                      THE           SECURITIES
                                                 MONEY MARKET      MONEY MARKET
                                                   PORTFOLIO        PORTFOLIO
                                                --------------------------------
Assets:
 Investments in securities, at value and cost   $4,132,722,425   $   60,624,354
 Repurchase agreements, at value and cost ...      382,500,000      125,165,000
 Cash .......................................               --              215
 Interest receivable ........................       26,223,572          963,152
                                                --------------------------------
       Total assets .........................    4,541,445,997      186,752,721
                                                --------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...........       50,004,871               --
  Affiliates ................................          452,098           19,124
  Professional fees .........................           25,000           13,666
 Other liabilities ..........................           44,801            1,802
                                                --------------------------------
       Total liabilities ....................       50,526,770           34,592
                                                --------------------------------
 Net assets, at value .......................   $4,490,919,227   $  186,718,129
                                                ================================
 Shares outstanding .........................    4,490,919,227      186,718,129
                                                ================================
 Net asset value per share ..................   $         1.00   $         1.00
                                                ================================

                       See notes to financial statements.                     17

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001

                                                                             THE U.S.
                                                                            GOVERNMENT
                                                             THE            SECURITIES
                                                         MONEY MARKET      MONEY MARKET
                                                          PORTFOLIO         PORTFOLIO
                                                        --------------------------------
Investment income:
 Interest ..........................................    $ 246,927,617     $  11,518,531
                                                        --------------------------------
Expenses:
 Management fees (Note 3) ..........................        6,158,676           299,761
 Transfer agent fees (Note 3) ......................           67,614             3,584
 Custodian fees ....................................           38,092             1,734
 Reports to shareholders ...........................            9,568               490
 Professional fees .................................           54,392            17,967
 Trustees' fees and expenses .......................            9,286               476
 Other .............................................           30,927             1,655
                                                        --------------------------------
       Total expenses ..............................        6,368,555           325,667
       Expenses waived/paid by affiliate (Note 3) ..         (251,862)          (26,917)
                                                        --------------------------------
        Net expenses ...............................        6,116,693           298,750
                                                        --------------------------------
         Net investment income .....................      240,810,924        11,219,781
                                                        --------------------------------
Net realized loss from investments .................           (5,085)               --
                                                        --------------------------------
Net increase in net assets resulting from operations    $ 240,805,839     $  11,219,781
                                                        ================================

18                     See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000

                                                                                                    THE U.S. GOVERNMENT SECURITIES
                                                             THE MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                        ----------------------------------------------------------------------------
                                                              2001                 2000                 2001               2000
                                                        ----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................    $  240,810,924       $  200,859,294       $   11,219,781     $   13,297,924
  Net realized loss from investments ...............            (5,085)              (9,285)                  --                 --
                                                        ----------------------------------------------------------------------------
       Net increase in net assets resulting
        from operations ............................       240,805,839          200,850,009           11,219,781         13,297,924
 Distributions to shareholders from net
  investment income ................................      (240,805,839)(a)     (200,850,009)(b)      (11,219,781)       (13,297,924)
 Capital share transactions (Note 2) ...............       376,876,187          441,639,255          (35,274,816)       (36,465,436)
                                                        ----------------------------------------------------------------------------
       Net increase (decrease) in net assets .......       376,876,187          441,639,255          (35,274,816)       (36,465,436)
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ................................     4,114,043,040        3,672,403,785          221,992,945        258,458,381
                                                        ----------------------------------------------------------------------------
  End of year ......................................    $4,490,919,227       $4,114,043,040       $  186,718,129     $  221,992,945
                                                        ============================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,085.
(b) Distributions were decreased by a net realized loss from investments of $9,285.


                       See notes to financial statements.                     19

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on June 29, 2001.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)



2. SHARES OF BENEFICIAL INTEREST

At June 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                        THE
                                                             THE                  U.S. GOVERNMENT
                                                         MONEY MARKET             SECURITIES MONEY
                                                           PORTFOLIO              MARKET PORTFOLIO
                                                      ----------------------------------------------
Year ended June 30, 2001
 Shares sold ..................................        $ 24,764,437,164         $    619,229,326
 Shares issued in reinvestment of distributions             241,376,023               11,219,610
 Shares redeemed ..............................         (24,628,937,000)            (665,723,752)
                                                      ----------------------------------------------
     Net increase (decrease) ..................        $    376,876,187         $    (35,274,816)
                                                      ==============================================
Year ended June 30, 2000
 Shares sold ..................................        $ 38,813,462,724         $  1,220,241,486
 Shares issued in reinvestment of distributions             200,275,366               13,291,931
 Shares redeemed ..............................         (38,572,098,835)          (1,269,998,853)
                                                      ----------------------------------------------
     Net increase (decrease) ..................        $    441,639,255         $    (36,465,436)
                                                      ==============================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services,
LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At June 30, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                 PERCENTAGE OF
                                                                              SHARES          OUTSTANDING SHARES
                                                                           ------------------------------------------
Franklin Money Fund ...............................................        2,220,923,152           49.45%
Institutional Fiduciary Trust - Money Market Portfolio ............        2,047,133,331           45.58%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......          152,936,296            3.41%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund           69,926,448            1.56%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

At June 30, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                  PERCENTAGE OF
                                                                 SHARES         OUTSTANDING SHARES
                                                               ------------------------------------
Institutional Fiduciary Trust - Franklin U.S Government
Securities Money Market Portfolio .....................         53,900,789           28.87%
Franklin Federal Money Fund ...........................        132,817,340           71.13%


4. INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

          Capital loss carryovers expiring in:
           2008 ...............................................  $ 8,692
           2009 ...............................................    9,285
                                                                 -------
                                                                 $17,977
                                                                 =======

At June 30, 2001, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

THE MONEY MARKET PORTFOLIOS
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

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